intangible assets and goodwill - Business acquisitions -Pro forma disclosures (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating segments
Operating revenues and other income	$ 20,506	$ 20,386
Operating revenues and other income	20,713
Net income	777	$ 938
Net income (loss)	$ 745
Basic	$ 0.73	$ 0.67
Basic	0.71
Diluted	0.72	$ 0.67
Diluted	$ 0.7
Workplace Options
Operating segments
Reported Operating revenues and other income of acquiree	$ 132
Reported Net income (loss) of acquiree	$ (40)